Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Information

NOTE 14 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019 follows:

(Dollars in thousands)	2019	2018
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$871	$969
Investment in subsidiary bank	84,422	75,422
Securities available-for-sale	92	83
Other assets	142	144
TOTAL ASSETS	$85,527	$76,618
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$51	$82
Total shareholders’ equity	85,476	76,536
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$85,527	$76,618

(Dollars in thousands)	2019	2018	2017
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Interest on securities	$3	$2	$2
Dividends from subsidiary	3,170	2,865	2,600
Unrealized gain (loss) on equity securities	9	(6)	—
Total income	3,182	2,861	2,602
Operating expenses	357	357	348
Income before taxes and undistributed equity income of subsidiary	2,825	2,504	2,254
Income tax benefit	(73)	(76)	(123)
Equity earnings in subsidiary, net of dividends	7,516	6,832	4,724
NET INCOME	$10,414	$9,412	$7,101
COMPREHENSIVE INCOME	$11,898	$8,692	$7,421

(Dollars in thousands)	2019	2018	2017
CONDENSED STATEMENTS OF CASH FLOWS

Cash flows from operating activities:
Net income	$10,414	$9,412	$7,101
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(7,516)	(6,832)	(4,724)
Change in other assets, liabilities	(38)	70	13
Net cash provided by operating activities	2,860	2,650	2,390

Cash flows from financing activities:
Cash dividends paid	(2,962)	(2,688)	(2,304)
Cash received from issuance of treasury shares	4	—	—
Net cash used in financing activities	(2,958)	(2,688)	(2,304)

Increase (decrease) in cash	(98)	(38)	86
Cash at beginning of year	969	1,007	921
Cash at end of year	$871	$969	$1,007